CERTIFICATE

      The  undersigned, Controller of CONSULTING GROUP
CAPITAL MARKETS FUNDS (the "Fund"), hereby certifies that the Fund has received full payment, in accordance with the provisions of its Prospectus, for 1,170,498,698 shares of beneficial interest, par value $0.001 per share, the sales of which are reported in the Fund's Rule 24f-2
Notice covering the fiscal year ended August 31, 1997 and that the facts otherwise stated in such Notice are true.


                                   Thomas M. Reynolds
                                   Controller

Dated:         October 7, 1997